Average Annual Total Returns - Cornerstone Aggressive Fund	None or same as Fund Name Return Before Taxes 1 Year	None or same as Fund Name Return Before Taxes 5 Years	None or same as Fund Name Return Before Taxes 10 Years (or Life of Class)		None or same as Fund Name Return After Taxes on Distributions 1 Year	None or same as Fund Name Return After Taxes on Distributions 5 Years	None or same as Fund Name Return After Taxes on Distributions 10 Years (or Life of Class)		None or same as Fund Name Return After Taxes on Distributions and Sale of Fund Shares 1 Year	None or same as Fund Name Return After Taxes on Distributions and Sale of Fund Shares 5 Years	None or same as Fund Name Return After Taxes on Distributions and Sale of Fund Shares 10 Years (or Life of Class)		MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 1 Year	MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 5 Years	MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 10 Years (or Life of Class)	Cornerstone Aggressive Composite Index (reflects no deduction for fees, expenses, or taxes) 1 Year		Cornerstone Aggressive Composite Index (reflects no deduction for fees, expenses, or taxes) 5 Years		Cornerstone Aggressive Composite Index (reflects no deduction for fees, expenses, or taxes) 10 Years (or Life of Class)
Total	19.51%	5.44%	7.06%	[1]	18.91%	4.29%	5.90%	[1]	11.76%	3.87%	5.21%	[1]	26.60%	8.41%	8.79%	23.14%	[2]	7.75%	[2]	8.79%	[2]

[1]	The Fund's inception date was June 8, 2012.
[2]	The Cornerstone Aggressive Composite Index is a combination of unmanaged indexes representing the Fund's model allocation, and consists of the MSCI USA Investable Market Index (IMI) Gross (46%), the MSCI ACWI ex USA IMI Net (30%), the Bloomberg Barclays U.S. Universal Index (18%), the Bloomberg Commodity Index Total Return (2%), the MSCI U.S. Real Estate Investment Trust (REIT) Index Gross (2%), and the Bloomberg Barclays U.S. Treasury - Bills (1-3M) (2%).